Credit Quality of Financing Receivables and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2015
Credit Quality of Financing Receivables and the Allowance for Credit Losses

8. Credit Quality of Financing Receivables and the Allowance for Credit Losses

The Company and its subsidiaries apply ASC 310 (“Receivables”), which requires an entity to provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of debtors.

The following table provides information about the allowance for credit losses for fiscal 2013, 2014 and 2015:

	March 31, 2013
	Millions of yen
	Loans
	Consumer	Corporate		Purchased loans*1	Direct financing leases	Total
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588
Provision (Reversal)	809	(200)	2,335	4,649	2,423	10,016
Charge-offs	(3,050)	(7,384)	(20,566)	(9,412)	(4,409)	(44,821)
Recoveries	281	1	988	0	363	1,633
Other*2	346	795	(1,148)	254	601	848

Ending balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264

Individually evaluated for impairment	3,190	14,620	34,206	13,135	0	65,151
Not individually evaluated for impairment	11,336	2,097	7,669	2,181	15,830	39,113

Financing receivables:
Ending balance	¥1,171,142	¥568,957	¥862,332	¥70,801	¥989,380	¥3,662,612

Individually evaluated for impairment	10,861	61,050	111,722	29,107	0	212,740
Not individually evaluated for impairment	1,160,281	507,907	750,610	41,694	989,380	3,449,872

	March 31, 2014
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264
Provision	4,437	2,381	837	2,532	3,651	13,838
Charge-offs	(5,786)	(3,590)	(11,807)	(3,921)	(4,421)	(29,525)
Recoveries	290	140	798	111	70	1,409
Other*3	6	(6,601)	1,041	110	254	(5,190)

Ending balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796

Individually evaluated for impairment	3,279	8,534	25,054	12,288	0	49,155
Not individually evaluated for impairment	10,194	513	7,690	1,860	15,384	35,641

Financing receivables:
Ending balance	¥1,236,414	¥174,204	¥837,329	¥53,341	¥1,094,073	¥3,395,361

Individually evaluated for impairment	11,796	24,902	76,051	23,075	0	135,824
Not individually evaluated for impairment	1,224,618	149,302	761,278	30,266	1,094,073	3,259,537

	March 31, 2015
	Millions of yen
	Loans					Total
	Consumer	Corporate		Purchased loans*1	Direct financing leases
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796
Provision (Reversal)	5,456	(1,080)	4,800	(690)	3,145	11,631
Charge-offs	(7,189)	(53)	(13,247)	(3,390)	(3,832)	(27,711)
Recoveries	835	0	593	432	58	1,918
Other*4	10	234	782	217	449	1,692

Ending balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326

Individually evaluated for impairment	2,606	7,751	15,541	8,481	0	34,379
Not individually evaluated for impairment	9,979	397	10,131	2,236	15,204	37,947

Financing receivables:
Ending balance	¥1,330,353	¥124,768	¥965,028	¥42,292	¥1,216,454	¥3,678,895

Individually evaluated for impairment	11,993	22,032	51,793	15,216	0	101,034
Not individually evaluated for impairment	1,318,360	102,736	913,235	27,076	1,216,454	3,577,861

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
*4	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
*5	Loans held for sale are not included in the table preceding pages.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees, and the prior charge-off experience. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and direct financing leases. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2014 and 2015:

	March 31, 2014
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥25,049	¥25,025	¥0
Consumer borrowers		725	711	0
	Housing loans	725	711	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		24,324	24,314	0
Non-recourse loans	Japan	6,505	6,505	0
	The Americas	2,259	2,259	0
Other	Real estate companies	3,770	3,767	0
	Entertainment companies	2,614	2,613	0
	Other	9,176	9,170	0
Purchased loans		0	0	0
With an allowance recorded*2:		110,775	110,064	49,155
Consumer borrowers		11,071	11,010	3,279
	Housing loans	6,592	6,543	2,432
	Card loans	2,950	2,942	629
	Other	1,529	1,525	218
Corporate borrowers		76,629	75,979	33,588
Non-recourse loans	Japan	1,363	1,299	1,020
	The Americas	14,775	14,746	7,514
Other	Real estate companies	25,099	25,046	8,911
	Entertainment companies	5,213	5,172	1,801
	Other	30,179	29,716	14,342
Purchased loans		23,075	23,075	12,288

Total:		¥135,824	¥135,089	¥49,155

Consumer borrowers		11,796	11,721	3,279

	Housing loans	7,317	7,254	2,432

	Card loans	2,950	2,942	629

	Other	1,529	1,525	218

Corporate borrowers		100,953	100,293	33,588

Non-recourse loans	Japan	7,868	7,804	1,020

	The Americas	17,034	17,005	7,514

Other	Real estate companies	28,869	28,813	8,911

	Entertainment companies	7,827	7,785	1,801

	Other	39,355	38,886	14,342

Purchased loans		23,075	23,075	12,288

	March 31, 2015
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥18,404	¥18,359	¥0
Consumer borrowers		450	407	0
	Housing loans	450	407	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		17,954	17,952	0
Non-recourse loans	Japan	4,975	4,975	0
	The Americas	0	0	0
Other	Real estate companies	5,167	5,167	0
	Entertainment companies	892	892	0
	Other	6,920	6,918	0
Purchased loans		0	0	0
With an allowance recorded*2:		82,630	79,418	34,379
Consumer borrowers		11,543	9,737	2,606
	Housing loans	4,907	3,118	1,689
	Card loans	3,741	3,731	566
	Other	2,895	2,888	351
Corporate borrowers		55,871	54,465	23,292
Non-recourse loans	Japan	310	310	64
	The Americas	16,747	16,747	7,687
Other	Real estate companies	15,940	15,708	5,099
	Entertainment companies	3,580	3,548	1,429
	Other	19,294	18,152	9,013
Purchased loans		15,216	15,216	8,481

Total:		¥101,034	¥97,777	¥34,379

Consumer borrowers		11,993	10,144	2,606

	Housing loans	5,357	3,525	1,689

	Card loans	3,741	3,731	566

	Other	2,895	2,888	351

Corporate borrowers		73,825	72,417	23,292

Non-recourse loans	Japan	5,285	5,285	64

	The Americas	16,747	16,747	7,687

Other	Real estate companies	21,107	20,875	5,099

	Entertainment companies	4,472	4,440	1,429

	Other	26,214	25,070	9,013

Purchased loans		15,216	15,216	8,481

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2013, 2014 and 2015:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥9,586	¥209	¥168
	Housing loans	8,635	188	152
	Card loans	771	16	12
	Other	180	5	4
Corporate borrowers		221,136	4,259	3,968
Non-recourse loans	Japan	37,282	216	211
	The Americas	41,903	1,726	1,726
Other	Real estate companies	62,265	889	804
	Entertainment companies	16,443	364	322
	Other	63,243	1,064	905
Purchased loans		29,217	0	0

Total		¥259,939	¥4,468	¥4,136

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,445	¥295	¥230
	Housing loans	8,004	231	178
	Card loans	2,453	38	31
	Other	988	26	21
Corporate borrowers		134,927	4,146	3,449
Non-recourse loans	Japan	15,897	234	219
	The Americas	23,119	667	667
Other	Real estate companies	38,733	1,154	990
	Entertainment companies	10,277	509	343
	Other	46,901	1,582	1,230
Purchased loans		25,588	0	0

Total		¥171,960	¥4,441	¥3,679

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans *	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,822	¥376	¥273
	Housing loans	6,286	268	180
	Card loans	3,368	60	51
	Other	2,168	48	42
Corporate borrowers		82,986	2,005	1,648
Non-recourse loans	Japan	5,975	10	10
	The Americas	15,657	502	502
Other	Real estate companies	22,009	417	355
	Entertainment companies	5,951	202	149
	Other	33,394	874	632
Purchased loans		18,736	0	0

Total		¥113,544	¥2,381	¥1,921

*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2014 and 2015:

	March 31, 2014
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,218,469	¥11,796	¥6,149	¥17,945	¥1,236,414
	Housing loans	968,269	7,317	4,211	11,528	979,797
	Card loans	225,198	2,950	720	3,670	228,868
	Other	25,002	1,529	1,218	2,747	27,749
Corporate borrowers		910,580	100,953	0	100,953	1,011,533
Non-recourse loans	Japan	64,757	7,868	0	7,868	72,625
	The Americas	84,545	17,034	0	17,034	101,579
Other	Real estate companies	217,096	28,869	0	28,869	245,965
	Entertainment companies	99,057	7,827	0	7,827	106,884
	Other	445,125	39,355	0	39,355	484,480
Purchased loans		30,266	23,075	0	23,075	53,341
Direct financing leases		1,080,186	0	13,887	13,887	1,094,073
	Japan	751,877	0	9,560	9,560	761,437
	Overseas	328,309	0	4,327	4,327	332,636

Total		¥3,239,501	¥135,824	¥20,036	¥155,860	¥3,395,361

	March 31, 2015
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,311,725	¥11,993	¥6,635	¥18,628	¥1,330,353
	Housing loans	1,050,531	5,357	3,898	9,255	1,059,786
	Card loans	238,660	3,741	824	4,565	243,225
	Other	22,534	2,895	1,913	4,808	27,342
Corporate borrowers		1,015,971	73,825	0	73,825	1,089,796
Non-recourse loans	Japan	36,250	5,285	0	5,285	41,535
	The Americas	66,486	16,747	0	16,747	83,233
Other	Real estate companies	235,493	21,107	0	21,107	256,600
	Entertainment companies	101,701	4,472	0	4,472	106,173
	Other	576,041	26,214	0	26,214	602,255
Purchased loans		27,076	15,216	0	15,216	42,292
Direct financing leases		1,201,081	0	15,373	15,373	1,216,454
	Japan	819,592	0	10,293	10,293	829,885
	Overseas	381,489	0	5,080	5,080	386,569

Total		¥3,555,853	¥101,034	¥22,008	¥123,042	¥3,678,895

Note:	Loans held for sale are not included in the table above.

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due 90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans, card loans and other, which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2014 and 2015:

	March 31, 2014
		Millions of yen
		Past-Due Financing Receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers		¥4,477	¥10,542	¥15,019	¥1,236,414	¥10,542
	Housing loans	3,157	8,009	11,166	979,797	8,009
	Card loans	731	1,204	1,935	228,868	1,204
	Other	589	1,329	1,918	27,749	1,329
Corporate borrowers		20,977	45,372	66,349	1,011,533	58,298
Non-recourse loans	Japan	1,364	5,418	6,782	72,625	5,418
	The Americas	17,470	3,687	21,157	101,579	14,432
Other	Real estate companies	149	13,005	13,154	245,965	13,005
	Entertainment companies	1,195	1,297	2,492	106,884	1,297
	Other	799	21,965	22,764	484,480	24,146
Direct financing leases		6,365	13,887	20,252	1,094,073	13,887
	Japan	1,563	9,560	11,123	761,437	9,560
	Overseas	4,802	4,327	9,129	332,636	4,327

Total		¥31,819	¥69,801	¥101,620	¥3,342,020	¥82,727

	March 31, 2015
		Millions of yen
		Past-Due Financing Receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers		¥3,229	¥9,825	¥13,054	¥1,330,353	¥9,825
	Housing loans	1,672	6,503	8,175	1,059,786	6,503
	Card loans	704	1,202	1,906	243,225	1,202
	Other	853	2,120	2,973	27,342	2,120
Corporate borrowers		7,991	33,694	41,685	1,089,796	43,697
Non-recourse loans	Japan	0	4,975	4,975	41,535	4,975
	The Americas	6,639	9,846	16,485	83,233	14,716
Other	Real estate companies	37	8,366	8,403	256,600	8,730
	Entertainment companies	0	571	571	106,173	571
	Other	1,315	9,936	11,251	602,255	14,705
Direct financing leases		6,142	15,373	21,515	1,216,454	15,373
	Japan	1,877	10,293	12,170	829,885	10,293
	Overseas	4,265	5,080	9,345	386,569	5,080

Total		¥17,362	¥58,892	¥76,254	¥3,636,603	¥68,895

Note:	Loans held for sale and purchased loans are not included in the table above.

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as the individual debtor’s creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2013, 2014 and 2015:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥3,580	¥2,396
	Housing loans	1,290	894
	Card loans	1,649	1,081
	Other	641	421
Corporate borrowers		17,970	17,544
Non-recourse loans	Japan	5,180	5,180
	The Americas	10,036	10,036
Other	Real estate companies	967	861
	Other	1,787	1,467

Total		¥21,550	¥19,940

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥3,899	¥2,586
	Housing loans	724	334
	Card loans	1,898	1,391
	Other	1,277	861
Corporate borrowers		14,135	11,097
Non-recourse loans	Japan	4,745	2,608
	The Americas	4,809	4,723
Other	Real estate companies	328	276
	Entertainment companies	779	509
	Other	3,474	2,981

Total		¥18,034	¥13,683

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥5,504	¥4,061
	Housing loans	483	263
	Card loans	2,566	2,018
	Other	2,455	1,780
Corporate borrowers		946	891
Non-recourse loans	The Americas	145	145
Other	Other	801	746

Total		¥6,450	¥4,952

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2013 and for which there was a payment default during fiscal 2013:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥383
	Housing loans	369
	Card loans	12
	Other	2
Corporate borrowers		92
Other	Other	92

Total		¥475

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2014 and for which there was a payment default during fiscal 2014:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥57
	Housing loans	18
	Card loans	31
	Other	8
Corporate borrowers		565
Non-recourse loans	The Americas	497
Other	Real estate companies	42
	Other	26

Total		¥622

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2015 and for which there was a payment default during fiscal 2015:

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥122
	Housing loans	27
	Card loans	62
	Other	33
Corporate borrowers		330
Other	Other	330

Total		¥452

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.